Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000218791
Shareholder Report [Line Items]
Fund Name	Cabana Target Beta ETF
Trading Symbol	TDSB
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	866-239-9536
Additional Information Website	https://www.cabanaetfs.com/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabana Target Beta ETF	$36	0.69%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Material Change Date	Oct. 31, 2024
AssetsNet	$ 90,559,686
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 363,047
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$90,559,686
Number of Portfolio Holdings	12
Total Advisory Fee Paid	$363,047
Portfolio Turnover Rate	0%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.4%
Money Market Funds	3.1%
Specialty	10.2%
Fixed Income	43.6%
Equity	45.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.
C000218792
Shareholder Report [Line Items]
Fund Name	Cabana Target Drawdown 10 ETF
Trading Symbol	TDSC
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	866-239-9536
Additional Information Website	https://www.cabanaetfs.com/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabana Target Drawdown 10 ETF	$36	0.69%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Material Change Date	Oct. 31, 2024
AssetsNet	$ 201,463,803
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 785,380
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$201,463,803
Number of Portfolio Holdings	11
Total Advisory Fee Paid	$785,380
Portfolio Turnover Rate	0%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Money Market Funds	1.6%
Commodity	8.8%
Equity	90.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.
C000227938
Shareholder Report [Line Items]
Fund Name	Cabana Target Leading Sector Moderate ETF
Trading Symbol	CLSM
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	866-239-9536
Additional Information Website	https://www.cabanaetfs.com/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabana Target Leading Sector Moderate ETF	$36	0.69%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Material Change Date	Oct. 31, 2024
AssetsNet	$ 150,060,289
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 590,549
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$150,060,289
Number of Portfolio Holdings	5
Total Advisory Fee Paid	$590,549
Portfolio Turnover Rate	0%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Equity	99.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.